Employee Option Plans (Details) - Schedule of Matrix IT's Employee Stock-Based Compensation Activity - Matrix [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Matrix IT's Employee Stock-Based Compensation Activity [Line Items]
Number of options, Outstanding at beginning of year | shares	398,878
Weighted average exercise price, Outstanding at beginning of year	$ 7.66
Weighted average remaining contractual term, Outstanding at beginning of year	10 months 24 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 5,144
Number of options, Granted | shares	1,340,000
Weighted average exercise price, Granted	$ 14.17
Weighted average remaining contractual term (in years), Granted	5 years
Aggregate intrinsic value , Granted | $	$ 8,363
Number of options, Expired and forfeited | shares	(45,000)
Weighted average exercise price, Expired and forfeited	$ 19.68
Weighted average remaining contractual term, Expired and forfeited
Aggregate intrinsic value, Expired and forfeited | $
Number of options, Exercised | shares	(398,878)
Weighted average exercise price, Exercised	$ 7.66
Weighted average remaining contractual term, Exercised
Aggregate intrinsic value, Exercised | $	$ 5,135
Number of options, Outstanding at end of year | shares	1,295,000
Weighted average exercise price, Outstanding at end of year	$ 13.6
Weighted average remaining contractual term, Outstanding at end of year	4 years 1 month 28 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 7,336
Weighted average exercise price, Exercisable
Weighted average remaining contractual term, Exercisable